Annual Fund Operating Expenses - A C I Shares - JPMorgan Access Growth Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.30%	[1]
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.40%
Service Fees	0.25%	[1]
Remainder of Other Expenses	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	1.15%
Class C
Operating Expenses:
Management Fees	0.30%	[1]
Distribution (Rule 12b-1) Fees	0.75%
Other Expenses	0.40%
Service Fees	0.25%	[1]
Remainder of Other Expenses	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	1.65%
Class I
Operating Expenses:
Management Fees	0.30%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.40%
Service Fees	0.25%	[1]
Remainder of Other Expenses	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.90%

[1]	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 10/31/22.